Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Total revenues	$ 131,168	$ 102,595
Operating cost and expenses
Integrated service cost	(65,234)	(48,422)
Promotional service expenses	(57,846)	(44,725)
Selling expenses	(2,635)	(6,063)
General and administrative expenses	(1,275)	(5,420)
Research and development expenses	(1,165)	(923)
Total operating costs and expenses	(128,155)	(105,553)
Operating (loss)/income	3,013	(2,958)
Other (expenses)/income
Financial expenses, net	(1,149)	(1,029)
Investment income	99	122
Other income, net	45	134
Total other expenses, net	(1,005)	(773)
(Loss)/income before income tax expense	2,008	(3,731)
Income tax benefit/(expense)	(448)	84
Net (loss)/income	1,560	(3,647)
Less: Net (loss)/income attributable to non-controlling interests	832	(245)
Net (loss)/income attributable to the Company’s ordinary shareholders	$ 728	$ (3,402)
Net (loss)/income attributable to the Company’s ordinary shareholders per ordinary share
Basic (in Dollars per share)	$ 0.01	$ (0.03)
Diluted (in Dollars per share)	$ 0.01	$ (0.03)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares)	102,009,359	102,432,043
Diluted (in Shares)	102,009,359	102,432,043
Other comprehensive (loss)/income
Foreign currency translation difference	$ 967	$ (1,203)
Total other comprehensive (loss)/income	967	(1,203)
Total comprehensive (loss)/income	2,527	(4,850)
Less: total comprehensive income attributable to non-controlling interest	1,880	86
Total comprehensive (loss)/income attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders	647	(4,936)
Auto eInsurance service
Revenues	62,337	45,927
Technology service
Revenues	15,283	10,665
Auto service
Revenues	$ 53,548	$ 46,003